Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (Tables) (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Past Due Financing Receivables

The following is an age analysis of past due receivables as of September 30, 2017 and December 31, 2016:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and not Accruing
September 30, 2017	$192,718	$109,195	$326,000	$627,913	$5,295,623	$5,923,536	$326,000
December 31, 2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098

The following is an age analysis of past due receivables as of December 31, 2016 and 2015:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Not Accruing
2016	$257,299	$163,590	$367,098	$787,987	$6,799,362	$7,587,349	$367,098
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

LendingClub Corp [Member]
Loans, Notes and Certificates Measured at Fair Value on Recurring Basis

At September 30, 2017 and December 31, 2016, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans(1)		Loans Held For Sale(1)(2)		Notes and Certificates
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
Aggregate principal balance outstanding	$3,620,061	$4,565,653	$277,191	$9,345	$3,725,615	$4,572,912
Net fair value adjustments	(206,168)	(253,669)	(11,266)	(297)	(210,037)	(252,017)
Fair value	$3,413,893	$4,311,984	$265,925	$9,048	$3,515,578	$4,320,895

(1)	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the table below.
(2)	Loans held for sale at September 30, 2017, include $91.5 million in loans at fair value related to the LCAM legacy fund wind-down, as described in “Note 18. Subsequent Events.”

At December 31, 2016 and 2015, loans, loans held for sale, notes and certificates measured at fair value on a recurring basis were as follows:

	Loans		Loans Held For Sale		Notes and Certificates
December 31,	2016	2015	2016	2015	2016	2015
Aggregate principal balance outstanding	$4,565,653	$4,681,671	$9,345	$—	$4,572,912	$4,697,169
Net fair value adjustments	(253,669)	(125,590)	(297)	—	(252,017)	(125,586)
Fair value	$4,311,984	$4,556,081	$9,048	$—	$4,320,895	$4,571,583

Loans Invested in by Company

At September 30, 2017 and December 31, 2016, loans invested in by the Company for which there were no associated notes or certificates were as follows:

	Loans Invested in by the Company
	Loans		Loans Held For Sale		Total
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
Aggregate principal balance outstanding	$13,891	18,515	$180,299	$9,345	$194,190	$27,860
Net fair value adjustments	(1,488)	(1,652)	(5,908)	(297)	(7,396)	(1,949)
Fair value	$12,403	16,863	$174,391	$9,048	$186,794	$25,911

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation

The following tables present loans invested in by the Company for the third quarters and first nine months of 2017 and 2016:

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at June 30, 2017	$57,221	$(2,371)	$54,850	Beginning balance at June 30, 2016	$35,672	$(1,126)	$34,546
Purchases	586,708	(473)	586,235	Purchases	3,579	—	3,579
Sales	(429,481)	1,741	(427,740)	Sales	(6)	—	(6)
Principal payments	(18,720)	—	(18,720)	Principal payments	(4,352)	—	(4,352)
Charge-offs	(1,538)	1,538	—	Charge-offs	(701)	701	—
Recoveries	—	(56)	(56)	Recoveries	—	(562)	(562)
Change in fair value recorded in earnings	—	(7,775)	(7,775)	Change in fair value recorded in earnings	—	(476)	(476)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

	Loans invested in by the Company
	Outstanding Principal Balance	Valuation Adjustment	Fair Value		Outstanding Principal Balance	Valuation Adjustment	Fair Value
Beginning balance at December 31, 2016	$27,860	$(1,949)	$25,911	Beginning balance at December 31, 2015	$3,462	$(4)	$3,458
Purchases	777,117	(481)	776,636	Purchases	175,600	—	175,600
Sales	(576,065)	2,634	(573,431)	Sales	(135,531)	—	(135,531)
Principal payments	(30,703)	—	(30,703)	Principal payments	(8,534)	—	(8,534)
Charge-offs	(4,019)	4,019	—	Charge-offs	(805)	805	—
Recoveries	—	(256)	(256)	Recoveries	—	(580)	(580)
Change in fair value recorded in earnings	—	(11,363)	(11,363)	Change in fair value recorded in earnings	—	(1,684)	(1,684)
Ending balance at September 30, 2017	$194,190	$(7,396)	$186,794	Ending balance at September 30, 2016	$34,192	$(1,463)	$32,729

Past Due Financing Receivables

At September 30, 2017 and December 31, 2016, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	September 30, 2017		December 31, 2016
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Loans and loans held for sale (1):
Outstanding principal balance	$42,258	$4,945	$45,718	$5,055
Net fair value adjustments	(35,499)	(4,123)	(40,183)	(4,392)
Fair value	$6,759	$822	$5,535	$663
Number of loans (not in thousands)	4,023	507	4,041	483

Loans invested in by the Company:
Outstanding principal balance	$1,087	$189	$511	$90
Net fair value adjustments	(932)	(165)	(449)	(80)
Fair value	$155	$24	$62	$10
Number of loans (not in thousands)	265	38	154	18

At December 31, 2016 and 2015, loans that were 90 days or more past due (including non-accrual loans) were as follows:

	December 31, 2016		December 31, 2015
	> 90 days past due	Non-accrual loans	> 90 days past due	Non-accrual loans
Outstanding principal balance	$45,718	$5,055	$30,094	$4,513
Net fair value adjustments	(40,183)	(4,392)	(25,312)	(3,722)
Fair value	$5,535	$663	$4,782	$791
# of loans (not in thousands)	4,041	483	2,606	382